Related party disclosures - Additional Information (Details) - USD ($)		2 Months Ended	12 Months Ended
	Mar. 16, 2021	Mar. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Jose Neves, The Founder
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable from related party				$ 100,000
Payable to related party			$ 100,000
Platforme International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Commission generated			200,000	100,000
Purchases			0
Receivable from related party			$ 100,000
Payable to related party				$ 200,000
Alanui S R L
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable from related party					$ 500,000
Payable to related party					400,000
Ownership interest	53.00%
Sales to related party		$ 200,000			$ 1,100,000